COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22.         COMMITMENTS AND CONTINGENCIES

Legal proceeding

In July, 2022, Origin Biotechnology entered into a supply agreement with Henan Yingdafeng Agricultural Development Limited (“Yingdafeng”) to supply 100,000 tonnes corn bulk commodities. Due to the impact of Covid-19 and quarantine policies in Xinjiang province, the products were not delivered as scheduled. Yingdafeng filed lawsuit and the local court in Neixiang County issued first legal judgement on August 16, 2023 that requires Origin to pay a total of RMB22 million to Yingdafeng.

After Origin appealed the decision from the local court in Neixiang County, the Intermediate People’s Court of Nanyang City (a higher-level court over Neixiang County People’s Court) decided on December 14, 2023 to revoke the judgement of Neixiang Contry People’s Court. Yingdafeng has withdrawn the lawsuit and reached a settlement, and the case has been closed in April 2024.

Feng Peizhi, a former employee of the company, requested the Company to compensate the disability allowance of RMB1.68 million from 2008 to 2023. On September 26, 2024, Beijing Haidian District Labor Arbitration Commission made labor arbitration and supported Feng Peizhi’s request. The company appealed to the court in October 2024, and the case was awaiting the first trial, and the Company has accrued liabilities of RMB 3 million.

Hebei Zhaoyu Breeding Industry Group Co., Ltd. believed that the corn seed Liyu 16 sold by Hubei Aoyu infringed its plant new variety rights of corn seed Liyu 88. In April 2024, the Intermediate People’s Court of Lanzhou City, Gansu Province, judged that Hubei Aoyu infringed, and the Hubei Aoyu was required to pay RMB 3 million of economic losses. Hubei Aoyu has applied for a second trial to the Intellectual Property Court of the Supreme People’s Court in August 2024, and the second trial has not yet been pronounced, and the Company has accrued liabilities of RMB 3 million.

Capital commitment

As of September 30, 2023 and 2024, capital commitments for the purchase of construction in progress were RMB 0.11 million and RMB 4.92 million respectively.